Note 4 - Investment Securities Available for Sale - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Table Text Block [Abstract]
Summary of Investment Holdings, Schedule of Investments [Table Text Block]
	September 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Municipal securities	$43,616	$250	$(398)	$43,468
Mortgage-backed securities	29,614	281	(28)	29,867

Total	$73,230	$531	$(426)	$73,335
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Municipal securities	$44,562	$849	$(18)	$45,393
Corporate debt securities	8,000	--	(68)	7,932

Total	$52,562	$849	$(86)	$53,325

	2012
Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Municipal securities	$44,562	$849	$(18)	$45,393
Corporate debt securities	8,000	--	(68)	7,932

Total	$52,562	$849	$(86)	$53,325
	2011
Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Municipal securities	$35,590	$1,033	$(10)	$36,613
Corporate debt securities	6,000	--	(190)	5,810
U.S. Government sponsored agencies	19,589	65	--	19,654

Total	$61,179	$1,098	$(200)	$62,077

Schedule of Unrealized Loss on Investments [Table Text Block]
	September 30, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$17,842	$392	$259	$6	$18,101	$398
Mortgage-backed securities	2,822	28	--	--	2,822	28

Total	$20,664	$420	$259	$6	$20,923	$426
	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$4,033	$18	$--	$--	$4,033	$18
Corporate debt securities	3,980	20	3,952	48	7,932	68

Total	$8,013	$38	$3,952	$48	$11,965	$86

	2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$4,033	$18	$--	$--	$4,033	$18
Corporate debt securities	3,980	20	3,952	48	7,932	68

Total	$8,013	$38	$3,952	$48	$11,965	$86
	2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Municipal securities	$1,812	$10	$--	$--	$1,812	$10
Corporate debt securities	3,810	190	--	--	3,810	190

Total	$5,622	$200	$--	$--	$5,622	$200

Investments Classified by Contractual Maturity Date [Table Text Block]
	September 30, 2013
	Amortized Cost	Fair Value	Weighted Average Rate

Within one year	$1,377	$1,382	2.79%
Due from one year to five years	12,667	12,691	2.29%
Due from five years to ten years	18,399	18,293	2.75%
Due after ten years	11,173	11,102	3.60%
	43,616	43,468	2.83%
Mortgage-backed securities	29,614	29,867	3.05%
Total	$73,230	$73,335	2.92%

	Amortized Cost	Fair Value

Within one year	$175	$176
Due from one year to five years	17,600	17,603
Due from five years to ten years	21,737	22,143
Due after ten years	13,050	13,403

Total	$52,562	$53,325

Realized Gain (Loss) on Investments [Table Text Block]
	Nine Months Ended September 30,
	2013	2012

Sales proceeds	$12,169	$5,387

Gross realized gains	$47	$542
Gross realized losses	(22)	--
Net gains on sales of investment securities	$25	$542

	Years Ended December 31,
	2012	2011

Sales proceeds	$5,387	$18,931

Gross realized gains	$542	$128
Gross realized losses	--	(567)
Net (losses) gains on sales of investment securities	$542	$(439)